LEGG MASON TAX EXEMPT TRUST, INC.

              Supplement to the Prospectus dated May 1, 1998


  		Legg Mason has agreed to request payment of a 12b-1 service fee of only
0.10% from the Fund until April 30, 1999.

              The Date of this Supplement is January 11, 1999.